Income Tax Expenses - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Income Tax [Line Items]
Profit (loss) from operating activities			$ 976
Tax recoverable			205
Income tax credits and adjustments recognised in profit or loss			0	$ 0
Tax expense (income)	$ 10	$ 1	1	1	$ (85)
Accounting profit			(240,810)	(94,796)	(74,905)
US Corporate Income Tax ("CIT") — current year	10	1	$ 1	$ 1	$ (205)
Apollomics Australia Pty Ltd [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate			25.00%	26.00%	30.00%
UNITED STATES | Federal Income Tax Rate [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate			21.00%
UNITED STATES | State And Local Income Tax Rate [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate			8.84%
CHINA
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate			25.00%	25.00%	25.00%
Tax expense (income)	0	0			$ 0
Accounting profit					0
Tax effect of tax losses					$ 0
HONG KONG
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate			16.50%
Tax expense (income)	0	0	$ 0
Accounting profit			0
Tax effect of tax losses			$ 0
AUSTRALIA
Disclosure Of Detailed Information About Income Tax [Line Items]
Tax expense (income)	$ 0	$ 0		$ 0
Accounting profit				0
Tax effect of tax losses				$ 0